Summarized Segment Information (Detail) In Millions, unless otherwise specified	6 Months Ended				6 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 INR	Sep. 30, 2013 INR	Mar. 31, 2014 INR	Sep. 30, 2014 Operating Segments USD ($)	Sep. 30, 2014 Operating Segments INR	Sep. 30, 2013 Operating Segments INR	Sep. 30, 2014 Net interest income (Internal) USD ($)	Sep. 30, 2014 Net interest income (Internal) INR	Sep. 30, 2013 Net interest income (Internal) INR	Sep. 30, 2014 Retail Banking INR	Sep. 30, 2013 Retail Banking INR	Sep. 30, 2014 Retail Banking Operating Segments INR	Sep. 30, 2013 Retail Banking Operating Segments INR	Sep. 30, 2014 Retail Banking Net interest income (Internal) INR	Sep. 30, 2013 Retail Banking Net interest income (Internal) INR	Sep. 30, 2014 Wholesale Banking INR	Sep. 30, 2013 Wholesale Banking INR	Sep. 30, 2014 Wholesale Banking Operating Segments INR	Sep. 30, 2013 Wholesale Banking Operating Segments INR	Sep. 30, 2014 Wholesale Banking Net interest income (Internal) INR	Sep. 30, 2013 Wholesale Banking Net interest income (Internal) INR	Sep. 30, 2014 Treasury Services INR	Sep. 30, 2013 Treasury Services INR	Sep. 30, 2014 Treasury Services Operating Segments INR	Sep. 30, 2013 Treasury Services Operating Segments INR	Sep. 30, 2014 Treasury Services Net interest income (Internal) INR	Sep. 30, 2013 Treasury Services Net interest income (Internal) INR
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	$ 1,827.6	113,158.1	90,372.4		$ 1,827.6	113,158.1	90,372.4	$ 0	0	0	86,694.5	72,420.0	51,811.0	52,235.7	34,883.5	20,184.3	20,830.0	16,119.5	53,461.9	37,571.0	(32,631.9)	(21,451.5)	5,633.6	1,832.9	7,885.2	565.7	(2,251.6)	1,267.2
Less: Provision for credit losses	118.4	7,332.5	8,887.3								6,005.7	7,100.5					1,326.8	1,786.8						0
Net interest revenue, after allowance for credit losses	1,709.2	105,825.6	81,485.1								80,688.8	65,319.5					19,503.2	14,332.7					5,633.6	1,832.9
Non-interest revenue/(loss) net	531.4	32,904.4	33,619.7								33,073.3	28,817.1					4,341.3	3,837.5					(4,510.2)	965.1
Non-interest expense	(1,149.1)	(71,146.7)	(62,084.3)								(65,067.0)	(56,585.4)					(5,538.0)	(4,652.9)					(541.7)	(846.0)
Income before income tax expense	1,091.5	67,583.3	53,020.5								48,695.1	37,551.2					18,306.5	13,517.3					581.7	1,952.0
Income tax expense	396.9	24,576.7	18,503.1
Segment assets:
Segment total assets	$ 85,919.8	5,320,162.0	4,649,775.8	5,125,407.3							3,039,076.7	2,455,497.6					1,946,500.4	1,857,222.6					334,584.9	337,055.6